UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4282

Name of Fund: Merrill Lynch Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/03 - 01/31/04

Item 1 - Report to Shareholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                Merrill Lynch
                                Natural Resources Trust

Semi-Annual Report
January 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Natural Resources Trust

Portfolio Information as of January 31, 2004

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Murphy Oil Corporation ...............................................    4.8%
EnCana Corp. .........................................................    4.4
EOG Resources, Inc. ..................................................    3.5
Devon Energy Corporation .............................................    3.4
Apache Corporation ...................................................    2.9
BJ Services Company ..................................................    2.5
Aluminum Corporation of China Limited (ADR) ..........................    2.2
Exxon Mobil Corporation ..............................................    2.1
ChevronTexaco Corporation ............................................    1.7
Suncor Energy, Inc. ..................................................    1.6
--------------------------------------------------------------------------------

                                                                     Percent of
Geographic Allocation                                                Net Assets*
--------------------------------------------------------------------------------
United States ...........................................               54.4%
Canada ..................................................               25.0
France ..................................................                2.7
China ...................................................                2.2
Australia ...............................................                1.5
Italy ...................................................                1.4
South Africa ............................................                1.1
Hong Kong ...............................................                1.1
Germany .................................................                0.5
Brazil ..................................................                0.4
United Kingdom ..........................................                0.4
--------------------------------------------------------------------------------
*     Total may not equal 100%.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

A Letter From the President

Dear Shareholder

In my 35 years in the asset management business, 2003 was among the more memorable. The year, which opened with geopolitical turmoil, unrelenting economic uncertainty and a dismal continuation of a three-year equity market slump, vigorously reversed course in the months that followed.

As we entered 2004, the equity markets maintained their positive momentum from year-end 2003. For the six-month and 12-month periods ended January 31, 2004, the Standard & Poor's (S&P) 500 Index returned +15.23% and +34.57%, respectively. In the fixed income markets, investors willing to accept the greatest risk were rewarded the most. The high yield market, for example, provided a return of +12.07% over the past six months and +26.96% for the 12-month period ended January 31, 2004, as measured by the Credit Suisse First Boston High Yield Index.

At this time, the major signposts indicate that we are seeing a shift from economic growth fueled primarily by fiscal and monetary stimulus to a broader-based, self-sustaining economic expansion. Gross domestic product growth, which peaked at an annualized rate of 8.2% in the third quarter of 2003, is estimated at a more sustainable 4% in the fourth quarter. That level of growth is expected to repeat itself in the first quarter of 2004. For its part, the Federal Reserve Board has reiterated its willingness to keep short-term interest rates at current low levels to ensure the economy's strength.

Accompanying the increase in economic activity was an improvement in corporate earnings. By the end of January, 298 of the S&P 500 companies had reported their fourth-quarter results, and 67.4% of those exceeded expectations. In the meantime, the American consumer, who continued to spend despite the faltering economy, may get further incentive from another round of Federal tax refunds in 2004.

At Merrill Lynch Investment Managers, we believe the events and efforts of 2003 leave us with a much stronger economy and recent optimism suggests it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004       3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Trust outperformed the benchmark S&P 500 Index for the period mainly because of strong performance from its positions in natural gas supply companies.

How did the Trust perform during the period in light of the existing market conditions?

For the six-month period ended January 31, 2004, Merrill Lynch Natural Resources Trust's Class A, Class B, Class C and Class I Shares had total returns of +19.85%, +19.42%, +19.43% and +20.00%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) For the same period, the Trust's unmanaged benchmark, the Standard & Poor's (S&P) 500 Index, returned +15.23%, and its comparable Lipper category of Natural Resources Funds had an average return of +24.57%. (Funds in this Lipper category invest primarily in natural resources stocks.)

The Trust's outperformance of the S&P 500 Index is attributed primarily to an overweight position in the natural gas supply subsector. Stocks in this area benefited as natural gas prices generally rose during the period.

Detracting from performance, particularly relative to the Lipper Natural Resources Funds peer group, were low returns from our equity holdings in the oil service sector, where earnings lagged expectations due to restrained spending by the energy industry despite high oil and gas prices. In addition, share prices of metals and mining stocks soared during the period, and those funds focused on these sectors generally outperformed more diversified natural resources funds. While energy stocks languished, a strong rally in mining shares helped propel many of the pure materials-oriented funds in the Lipper group.

What changes were made to the portfolio during the period?

We continued to invest in gas-leveraged exploration and production companies in the United States and Canada. In the United States, we added to our holdings in Energy Partners, Ltd. and Burlington Resources Inc. In Canada, we initiated positions in Ketch Resources Ltd. and StarPoint Energy Ltd. and added to our existing holding in Atlas Energy Ltd. We also established a position in Nexen Inc., a senior Canadian independent company that has diversified away from Yemen and now has promising exploration prospects in the Gulf of Mexico and the Alberta oil sands.

In an effort to gain exposure to the materials sector, we purchased Canico Resource Corp., which we believe has positive nickel prospects. We also added Northern Orion Resources Inc., given its copper and gold production potential. We reduced our position in Celanese AG, a global industrial chemicals company, following its acquisition bid from the Blackstone Group LP. We sold our shares in Agnico-Eagle Mines Limited following the company's continued operating and production problems at its LaRonde mine. We trimmed our positions in Impact Energy Inc. and Olympia Energy Inc. given their lower-than-expected gas production growth. We also sold Cequel Energy Inc. following the stock's strong performance.

Finally, in recognition of an improving economy, we modestly increased the portfolio's cyclical exposure with purchases of several metals and gold production companies.


4       MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

How would you characterize the Trust's position at the close of the period?

We continued to position the Trust to benefit from the very tight supply-and-demand dynamics in the North American natural gas markets. Gas production in both the United States and Canada appeared to decline in 2003, despite a resurgence in gas-drilling activity. Given that the solutions to the natural gas supply problem are at least two to three years away, we believe investments in gas producers and oil service companies leveraged to gas drilling activity will provide attractive returns. Even with milder weather conditions, the price of natural gas failed to break below the mid $4 per thousand cubic feet level, and modest cold weather sent it back above $7 per thousand cubic feet. We believe a hot summer or normal-to-cold winter will lead to continued strength in natural gas prices.

As of January 31, 2004, 90.7% of the Trust's net assets was invested in stocks and 9.3% in cash equivalents. More than 85% of the portfolio's stock investments were in energy-related companies, with the remaining equity holdings primarily in metals, forest products and precious metals companies.

Robert M. Shearer
Vice President and Portfolio Manager

February 20, 2004


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004       5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Trust through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                       10-Year/
                                                       6-Month         12-Month     Since Inception
As of January 31, 2004                               Total Return    Total Return    Total Return
===================================================================================================
ML Natural Resources Trust Class A Shares*              +19.85%         +31.94%         +86.91%
---------------------------------------------------------------------------------------------------
ML Natural Resources Trust Class B Shares*              +19.42          +30.93          +72.11
---------------------------------------------------------------------------------------------------
ML Natural Resources Trust Class C Shares*              +19.43          +30.95          +73.66
---------------------------------------------------------------------------------------------------
ML Natural Resources Trust Fund Class I Shares*         +20.00          +32.33          +91.06
---------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                           +15.23          +34.57      +181.31/+185.40
---------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Trust's 10-year/since inception periods are 10 years for Class B & Class I Shares and from 10/21/94 for Class A & Class C Shares.
** This unmanaged Index covers the 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Ten-year/since inception total returns are for 10 years and from 10/21/94, respectively.


6       MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

Performance Data (concluded)

Average Annual Total Return

                                                Return Without     Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 1/31/04                             +31.94%           +25.01%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                           +16.77            +15.52
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/04                                    + 6.97            + 6.35
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     Return            Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 1/31/04                               +30.93%           +26.93%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                             +15.86            +15.64
--------------------------------------------------------------------------------
Ten Years Ended 1/31/04                              + 5.58            + 5.58
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                     Return            Return
                                                  Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 1/31/04                               +30.95%           +29.95%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                             +15.87            +15.87
--------------------------------------------------------------------------------
Inception (10/21/94)
through 1/31/04                                      + 6.13            + 6.13
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                               Return Without      Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 1/31/04                             +32.33%           +25.38%
--------------------------------------------------------------------------------
Five Years Ended 1/31/04                           +17.07            +15.81
--------------------------------------------------------------------------------
Ten Years Ended 1/31/04                            + 6.69            + 6.11
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004       7

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments

                                                                                                           Value        Percent of
Country          Industry*               Shares Held     Common Stocks                               (in U.S. dollars)  Net Assets
==================================================================================================================================
Australia        Metals & Mining             153,800     Alumina Limited                              $    662,500          0.4%
                                             120,000     Newcrest Mining Limited                         1,038,377          0.7
                                             153,800   + WMC Resources Limited                             610,998          0.4
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in Australia                2,311,875          1.5
==================================================================================================================================
Brazil           Metals & Mining              12,000     Companhia Vale do Rio Doce (ADR) (a)              644,040          0.4
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in Brazil                     644,040          0.4
==================================================================================================================================
Canada           Canadian Independents       225,000   + Atlas Energy Ltd.                                 706,930          0.5
                                              21,200   + Canadian Natural Resources Ltd.                 1,019,844          0.7
                                             175,000   + Canadian Superior Energy, Inc.                    477,488          0.3
                                             141,300   + Cequel Energy Inc.                                907,022          0.6
                                             120,000   + Clear Energy Inc.                                 322,008          0.2
                                             141,500   + Compton Petroleum Corporation                     713,669          0.5
                                             219,500   + Devlan Exploration Inc.                           404,221          0.3
                                             173,661     EnCana Corp.                                    6,732,888          4.4
                                              38,800     Husky Energy Inc.                                 667,568          0.4
                                             100,000   + Ketch Resources Ltd.                              729,104          0.5
                                             319,900   + Impact Energy Inc.                                336,636          0.2
                                              31,600     Nexen Inc.                                      1,163,385          0.8
                                              21,000     Niko Resources Ltd.                               505,111          0.3
                                              85,900   + Olympia Energy Inc.                               202,095          0.1
                                              23,600   + Penn West Petroleum Ltd.                          849,699          0.6
                                              50,800     Petro-Canada                                    2,207,799          1.5
                                             217,000   + Progress Energy Ltd.                            2,120,415          1.4
                                             210,918   + Rider Resources Ltd.                              608,783          0.4
                                             220,000   + StarPoint Energy Ltd.                             694,528          0.5
                                              97,800     Suncor Energy, Inc.                             2,455,292          1.6
                                             200,500   + TUSK Energy Inc.                                  614,883          0.4
                                              43,200     Talisman Energy Inc.                            2,298,978          1.5
                                             165,700   + Thunder Energy Inc.                               960,273          0.6
                                                                                                      ----------------------------
                                                                                                        27,698,619         18.3
                 -----------------------------------------------------------------------------------------------------------------
                 Metals & Mining              29,100     Alcan Aluminium Ltd.                            1,240,533          0.8
                                              33,000     Barrick Gold Corporation                          650,872          0.4
                                              48,000   + Canico Resource Corp.                             428,984          0.3
                                             354,500   + Eldorado Gold Corporation                         985,906          0.7
                                              65,400   + Glamis Gold Ltd.                                  975,789          0.6
                                             211,000   + Northern Orion Resources Inc.                     472,625          0.3
                                              47,800     Placer Dome Inc.                                  751,276          0.5
                                                                                                      ----------------------------
                                                                                                         5,505,985          3.6
                 -----------------------------------------------------------------------------------------------------------------
                 Oil & Gas Drilling          453,100   + Drillers Technology Corp.                         459,775          0.3
                                              50,500     Ensign Resource Service Group, Inc.               860,140          0.6
                                              41,500   + Precision Drilling Corporation                  1,915,601          1.2
                                                                                                      ----------------------------
                                                                                                         3,235,516          2.1
                 -----------------------------------------------------------------------------------------------------------------
                 Oil & Gas Services          106,300   + Tesco Corporation                                 906,075          0.6
                 & Equipment
                 -----------------------------------------------------------------------------------------------------------------
                 Paper                        51,400     Domtar, Inc.                                      594,206          0.4
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in Canada                  37,940,401         25.0
==================================================================================================================================
China            Metals & Mining              52,300     Aluminum Corporation of China Limited
                                                         (ADR) (a)                                       3,349,815          2.2
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in China                    3,349,815          2.2
==================================================================================================================================
France           Oil & Gas Exploration        24,200     Total Fina SA (ADR) (a)                         2,136,860          1.4
                 & Production
                 -----------------------------------------------------------------------------------------------------------------
                 Oil & Gas Services           62,675     Technip-Coflexip SA (ADR) (a)                   1,911,587          1.3
                 & Equipment
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in France                   4,048,447          2.7
==================================================================================================================================


8       MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

                                                                                                         Value          Percent of
Country          Industry*               Shares Held     Common Stocks                             (in U.S. dollars)    Net Assets
==================================================================================================================================
Germany          Chemicals                    19,700   + Celanese AG                                  $    791,940          0.5%
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in Germany                    791,940          0.5
==================================================================================================================================
Hong Kong        Oil & Gas Exploration        39,300   + CNOOC Limited (ADR) (a)                         1,573,572          1.1
                 & Production
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in Hong Kong                1,573,572          1.1
==================================================================================================================================
Italy            Integrated Oil & Gas          7,400     ENI SpA (ADR) (a)                                 689,828          0.5
                 -----------------------------------------------------------------------------------------------------------------
                 Oil & Gas Drilling          158,800     Saipem SpA                                      1,323,729          0.9
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in Italy                    2,013,557          1.4
==================================================================================================================================
South Africa     Paper                       128,500     Sappi Limited (ADR) (a)                         1,709,050          1.1
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in South Africa             1,709,050          1.1
==================================================================================================================================
United Kingdom   Integrated Oil & Gas         13,000     BP Amoco PLC (ADR) (a)                            618,800          0.4
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in the United Kingdom         618,800          0.4
==================================================================================================================================
United States    Chemicals                    18,000     Praxair, Inc.                                     637,380          0.4
                 -----------------------------------------------------------------------------------------------------------------
                 Integrated Oil & Gas         30,987     ChevronTexaco Corporation                       2,675,727          1.7
                                              36,829     ConocoPhillips                                  2,426,294          1.6
                                              76,828     Exxon Mobil Corporation                         3,133,814          2.1
                                              22,700     Marathon Oil Corporation                          737,296          0.5
                                             119,400     Murphy Oil Corporation                          7,230,864          4.8
                                                                                                      ----------------------------
                                                                                                        16,203,995         10.7
                 -----------------------------------------------------------------------------------------------------------------
                 Metals & Mining              22,900     Alcoa Inc.                                        782,722          0.5
                                              17,400     Arch Coal, Inc.                                   480,588          0.4
                                              32,900     CONSOL Energy Inc.                                759,990          0.5
                                              18,100     Newmont Mining Corporation                        754,046          0.5
                                                                                                      ----------------------------
                                                                                                         2,777,346          1.9
                 -----------------------------------------------------------------------------------------------------------------
                 Oil & Gas Drilling           64,200     ENSCO International Incorporated                1,829,700          1.2
                                              43,622     GlobalSantaFe Corporation                       1,190,881          0.8
                                              45,900     Helmerich & Payne, Inc.                         1,332,018          0.9
                                              16,300   + Nabors Industries, Ltd.                           717,200          0.5
                                              60,000   + National-Oilwell, Inc.                          1,542,600          1.0
                                              43,700   + Noble Corporation                               1,621,270          1.1
                                              14,900   + Patterson-UTI Energy, Inc.                        515,242          0.3
                                               7,300   + Precision Drilling Corporation                    338,209          0.2
                                              82,000   + Rowan Companies, Inc.                           1,876,160          1.2
                                                                                                      ----------------------------
                                                                                                        10,963,280          7.2
                 -----------------------------------------------------------------------------------------------------------------
                 Oil & Gas Exploration         5,500     Anadarko Petroleum Corporation                    274,450          0.2
                 & Production                112,560     Apache Corporation                              4,331,309          2.9
                                              39,297     Burlington Resources Inc.                       2,151,118          1.4
                                              55,000     Chesapeake Energy Corporation                     685,300          0.4
                                              24,394   + Cimarex Energy Co.                                643,514          0.4
                                              90,199     Devon Energy Corporation                        5,092,636          3.4
                                             117,400     EOG Resources, Inc.                             5,318,220          3.5
                                              84,000   + Energy Partners, Ltd.                           1,151,640          0.8
                                              45,800   + Forest Oil Corporation                          1,138,130          0.7
                                              23,922     Kerr-McGee Corporation                          1,165,480          0.8
                                              15,500   + Newfield Exploration Company                      731,445          0.5
                                              25,800     Noble Energy, Inc.                              1,140,360          0.7
                                              75,700   + Pioneer Natural Resources Company               2,416,344          1.6
                                              50,300     Pogo Producing Company                          2,006,970          1.3
                                              39,700     Unocal Corporation                              1,461,754          1.0
                                                                                                      ----------------------------
                                                                                                        29,708,670         19.6


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004       9

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)

                                                                                                          Value         Percent of
Country          Industry*               Shares Held     Common Stocks                             (in U.S. dollars)    Net Assets
==================================================================================================================================
United States    Oil & Gas Services           97,300   + BJ Services Company                          $  3,808,322          2.5%
(concluded)      & Equipment                  62,100     Baker Hughes Incorporated                       2,178,468          1.4
                                              27,600   + Cooper Cameron Corporation                      1,150,920          0.8
                                              91,000   + FMC Technologies, Inc.                          2,239,510          1.5
                                              32,800   + Grant Prideco, Inc.                               446,080          0.3
                                              27,000     Halliburton Company                               814,050          0.5
                                              23,700   + Lone Star Technology                              389,628          0.3
                                              82,500   + Oil States International, Inc.                  1,259,775          0.8
                                              24,600     Schlumberger Limited                            1,505,028          1.0
                                              47,000   + Smith International, Inc.                       2,277,620          1.5
                                              15,400     Tidewater Inc.                                    493,570          0.3
                                              48,925   + Weatherford International Ltd.                  1,972,656          1.3
                                                                                                      ----------------------------
                                                                                                        18,535,627         12.2
                 -----------------------------------------------------------------------------------------------------------------
                 Refining, Marketing          29,200     Valero Energy Corporation                       1,545,264          1.0
                 & Transportation
                 -----------------------------------------------------------------------------------------------------------------
                 Utilities                    49,200     Equitable Resources, Inc.                       2,159,388          1.4
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks in the United States       82,530,950         54.4
                 =================================================================================================================
                                                         Total Common Stocks
                                                         (Cost--$92,444,173)                           137,532,447         90.7
                 =================================================================================================================
                                Beneficial Interest/
                                         Shares Held     Short-Term Securities
                 =================================================================================================================
                                         $13,916,057     Merrill Lynch Liquidity Series, LLC
                                                         Cash Sweep Series I (b)                        13,916,057          9.2
                                         $ 1,946,400     Merrill Lynch Liquidity Series, LLC
                                                         Money Market Series (b)(c)                      1,946,400          1.3
                                             648,800     Merrill Lynch Premier Institutional
                                                         Fund (b)(c)                                       648,800          0.4
                 -----------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities
                                                         (Cost--$16,511,257)                            16,511,257         10.9
==================================================================================================================================
                 Total Investments (Cost--$108,955,430)                                                154,043,704        101.6

                 Liabilities in Excess of Other Assets                                                  (2,376,802)        (1.6)
                                                                                                      ----------------------------
                 Net Assets                                                                           $151,666,902        100.0%
                                                                                                      ============================

* For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                       Interest/
                                                          Net          Dividend
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                           $ 9,674,462     $    48,378

      Merrill Lynch Liquidity Series, LLC
       Money Market Series                           $(4,638,883)    $     3,747

      Merrill Lynch Premier Institutional Fund        (3,741,389)    $     1,827
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


10      MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

Statement of Assets and Liabilities

As of January 31, 2004
=======================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------
                       Investments, at value (including securities loaned of $2,500,068)
                        (identified cost--$108,955,430) ................................                   $154,043,704
                       Receivables:
                          Beneficial interest sold .....................................    $   704,181
                          Dividends ....................................................         24,513
                          Interest .....................................................         11,122
                          Securities lending--net ......................................            715         740,531
                                                                                            -----------
                       Prepaid registration fees .......................................                         23,864
                                                                                                           ------------
                       Total assets ....................................................                    154,808,099
                                                                                                           ------------
=======================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .......................                      2,595,200
                       Payables:
                          Beneficial interest redeemed .................................        202,047
                          Securities purchased .........................................        157,894
                          Investment adviser ...........................................         88,754
                          Distributor ..................................................         57,834
                          Other affiliates .............................................         39,155         545,684
                                                                                            -----------
                       Accrued expenses and other liabilities ..........................                            313
                                                                                                           ------------
                       Total liabilities ...............................................                      3,141,197
                                                                                                           ------------
=======================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------
                       Net assets ......................................................                   $151,666,902
                                                                                                           ============
=======================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------
                       Class A Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ..........................                   $    264,643
                       Class B Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ..........................                        127,275
                       Class C Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ..........................                         88,980
                       Class I Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ..........................                        126,379
                       Paid-in capital in excess of par ................................                    116,849,943
                       Accumulated investment loss--net ................................    $  (373,201)
                       Accumulated realized capital losses on investments and
                        foreign currency transactions--net .............................    (10,505,572)
                       Unrealized appreciation on investments and foreign
                        currency transactions--net .....................................     45,088,455
                                                                                            -----------
                       Total accumulated earnings--net .................................                     34,209,682
                                                                                                           ------------
                       Net Assets ......................................................                   $151,666,902
                                                                                                           ============
=======================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $66,803,047 and 2,646,425
                        shares of beneficial interest outstanding ......................                   $      25.24
                                                                                                           ============
                       Class B--Based on net assets of $31,142,228 and 1,272,751
                        shares of beneficial interest outstanding ......................                   $      24.47
                                                                                                           ============
                       Class C--Based on net assets of $21,497,431 and 889,801
                        shares of beneficial interest outstanding ......................                   $      24.16
                                                                                                           ============
                       Class I--Based on net assets of $32,224,196 and 1,263,795
                        shares of beneficial interest outstanding ......................                   $      25.50
                                                                                                           ============

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004      11

[LOGO] Merrill Lynch Investment Managers

Statement of Operations

For the Six Months Ended January 31, 2004
========================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $25,573 foreign withholding tax) ..........                      $     579,183
                       Interest ....................................................                             48,378
                       Securities lending--net .....................................                              5,574
                                                                                                          -------------
                       Total income ................................................                            633,135
                                                                                                          -------------
========================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ....................................    $     403,897
                       Account maintenance & distribution fees--Class B ............          138,325
                       Account maintenance & distribution fees--Class C ............           79,276
                       Account maintenance fees--Class A ...........................           77,700
                       Transfer agent fees--Class A ................................           49,445
                       Accounting services .........................................           44,743
                       Professional fees ...........................................           30,210
                       Trustees' fees and expenses .................................           26,084
                       Printing and shareholder reports ............................           26,054
                       Transfer agent fees--Class B ................................           25,667
                       Registration fees ...........................................           24,575
                       Transfer agent fees--Class I ................................           23,006
                       Transfer agent fees--Class C ................................           14,703
                       Custodian fees ..............................................           10,588
                       Pricing fees ................................................            1,508
                       Other .......................................................            9,633
                                                                                        -------------
                       Total expenses ..............................................                            985,414
                                                                                                          -------------
                       Investment loss--net ........................................                           (352,279)
                                                                                                          -------------
========================================================================================================================
Realized & Unrealized Gain (Loss) on Investments & Foreign Currency Transactions--Net
------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net .........................................        1,981,510
                          Foreign currency transactions--net .......................          (17,492)        1,964,018
                                                                                        -------------
                       Change in unrealized appreciation/depreciation on:
                          Investments--net .........................................       22,002,285
                          Foreign currency transactions--net .......................            1,832        22,004,117
                                                                                        -------------------------------
                       Total realized and unrealized gain on investments and foreign
                        currency transactions--net .................................                         23,968,135
                                                                                                          -------------
                       Net Increase in Net Assets Resulting from Operations ........                      $  23,615,856
                                                                                                          =============

      See Notes to Financial Statements.


12      MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

Statements of Changes in Net Assets

                                                                                         For the Six         For the
                                                                                         Months Ended       Year Ended
                                                                                          January 31,        July 31,
Increase (Decrease) in Net Assets:                                                           2004              2003
========================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------
                       Investment loss--net ........................................    $    (352,279)    $    (387,282)
                       Realized gain (loss) on investments and foreign currency
                        transactions--net ..........................................        1,964,018        (3,957,602)
                       Change in unrealized appreciation/depreciation on investments
                        and foreign currency transactions--net .....................       22,004,117        19,395,897
                                                                                        -------------------------------
                       Net increase in net assets resulting from operations ........       23,615,856        15,051,013
                                                                                        -------------------------------
========================================================================================================================
Beneficial Interest Transactions
------------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from beneficial
                        interest transactions ......................................       12,358,249        (3,305,952)
                                                                                        -------------------------------
========================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ................................       35,974,105        11,745,061
                       Beginning of period .........................................      115,692,797       103,947,736
                                                                                        -------------------------------
                       End of period* ..............................................    $ 151,666,902     $ 115,692,797
                                                                                        ===============================
                          * Accumulated investment loss--net .......................    $    (373,201)    $     (20,922)
                                                                                        ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004      13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights

                                                                                                   Class A
                                                                         ---------------------------------------------------------
The following per share data and ratios have been derived                For the Six               For the Year Ended
from information provided in the financial statements.                   Months Ended                   July 31,+
                                                                         January 31,    ------------------------------------------
Increase (Decrease) in Net Asset Value:                                     2004         2003       2002        2001        2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .............  $ 21.06      $ 18.22    $ 19.35     $ 17.00     $ 15.51
                                                                           -------------------------------------------------------
                       Investment loss--net*** ..........................     (.04)        (.03)      (.03)       (.03)       (.01)
                       Realized and unrealized gain (loss) on investments
                        and foreign currency transactions--net ..........     4.22         2.87      (1.10)       2.38        1.52
                                                                           -------------------------------------------------------
                       Total from investment operations .................     4.18         2.84      (1.13)       2.35        1.51
                                                                           -------------------------------------------------------
                       Less dividends in excess of investment income--net       --           --         --          --        (.02)
                                                                           -------------------------------------------------------
                       Net asset value, end of period ...................  $ 25.24      $ 21.06    $ 18.22     $ 19.35     $ 17.00
                                                                           =======================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...............    19.85%++     15.59%     (5.84%)     13.82%       9.75%
                                                                           =======================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses .........................................     1.26%*       1.38%      1.45%       1.37%       1.42%
                                                                           =======================================================
                       Investment loss--net .............................     (.32%)*      (.17%)     (.14%)      (.13%)      (.05%)
                                                                           =======================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .........  $66,803      $56,094    $52,946     $59,220     $52,366
                                                                           =======================================================
                       Portfolio turnover ...............................     5.38%       18.26%     49.77%      40.08%      51.36%
                                                                           =======================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.
++    Aggregate total investment return.

      See Notes to Financial Statements.


14      MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

                                                                                                   Class B
                                                                         ---------------------------------------------------------
The following per share data and ratios have been derived                For the Six                For the Year Ended
from information provided in the financial statements.                   Months Ended                    July 31,
                                                                         January 31,    ------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2004         2003       2002        2001        2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .............  $ 20.49      $ 17.87    $ 19.12     $ 16.93     $ 15.56
                                                                           -------------------------------------------------------
                       Investment loss--net*** ..........................     (.13)        (.18)      (.17)       (.19)       (.14)
                       Realized and unrealized gain (loss) on investments
                        and foreign currency transactions--net ..........     4.11         2.80      (1.08)       2.38        1.51
                                                                           -------------------------------------------------------
                       Total from investment operations .................     3.98         2.62      (1.25)       2.19        1.37
                                                                           -------------------------------------------------------
                       Net asset value, end of period ...................  $ 24.47      $ 20.49    $ 17.87     $ 19.12     $ 16.93
                                                                           =======================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...............    19.42%+      14.66%     (6.54%)     12.94%       8.80%
                                                                           =======================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses .........................................     2.04%*       2.16%      2.23%       2.16%       2.21%
                                                                           =======================================================
                       Investment loss--net .............................    (1.10%)*      (.96%)     (.91%)      (.93%)      (.85%)
                                                                           =======================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .........  $31,142      $23,829    $24,468     $35,525     $19,223
                                                                           =======================================================
                       Portfolio turnover ...............................     5.38%       18.26%     49.77%      40.08%      51.36%
                                                                           =======================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004      15

[LOGO] Merrill Lynch Investment Managers

                                                                                                   Class C
                                                                         ---------------------------------------------------------
The following per share data and ratios have been derived                For the Six                 For the Year Ended
from information provided in the financial statements.                   Months Ended                     July 31,
                                                                         January 31,    ------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2004         2003       2002        2001        2000
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .............  $ 20.23      $ 17.65    $ 18.88     $ 16.72     $ 15.36
                                                                           -------------------------------------------------------
                       Investment loss--net*** ..........................     (.13)        (.18)      (.17)       (.19)       (.14)
                       Realized and unrealized gain (loss) on investments
                        and foreign currency transactions--net ..........     4.06         2.76      (1.06)       2.35        1.50
                                                                           -------------------------------------------------------
                       Total from investment operations .................     3.93         2.58      (1.23)       2.16        1.36
                                                                           -------------------------------------------------------
                       Net asset value, end of period ...................  $ 24.16      $ 20.23    $ 17.65     $ 18.88     $ 16.72
                                                                           =======================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...............    19.43%+      14.62%     (6.51%)     12.92%       8.85%
                                                                           =======================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses .........................................     2.04%*       2.16%      2.24%       2.17%       2.21%
                                                                           =======================================================
                       Investment loss--net .............................    (1.13%)*      (.96%)     (.93%)      (.99%)      (.86%)
                                                                           =======================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .........  $21,497      $11,789    $ 8,129     $ 9,050     $ 1,782
                                                                           =======================================================
                       Portfolio turnover ...............................     5.38%       18.26%     49.77%      40.08%      51.36%
                                                                           =======================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Aggregate total investment return.

      See Notes to Financial Statements.


16      MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

Financial Highlights (concluded)

                                                                                                    Class I
                                                                         ----------------------------------------------------------
The following per share data and ratios have been derived                For the Six                 For the Year Ended
from information provided in the financial statements.                   Months Ended                     July 31,+
                                                                         January 31,    -------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2004         2003        2002        2001        2000
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .............  $ 21.25      $ 18.34     $ 19.42     $ 17.02     $ 15.52
                                                                           --------------------------------------------------------
                       Investment income (loss)--net*** .................     (.01)         .01         .02         .02         .03
                       Realized and unrealized gain (loss) on investments
                        and foreign currency transactions--net ..........     4.26         2.90       (1.10)       2.38        1.51
                                                                           --------------------------------------------------------
                       Total from investment operations .................     4.25         2.91       (1.08)       2.40        1.54
                                                                           --------------------------------------------------------
                       Less dividends in excess of investment income--net       --           --          --          --        (.04)
                                                                           --------------------------------------------------------
                       Net asset value, end of period ...................  $ 25.50      $ 21.25     $ 18.34     $ 19.42     $ 17.02
                                                                           ========================================================
===================================================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...............    20.00%++     15.87%      (5.56%)     14.10%       9.98%
                                                                           ========================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses .........................................     1.01%*       1.12%       1.20%       1.13%       1.16%
                                                                           ========================================================
                       Investment income (loss)--net ....................     (.08%)*       .07%        .12%        .09%        .20%
                                                                           ========================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .........  $32,224      $23,981     $18,405     $21,305     $13,100
                                                                           ========================================================
                       Portfolio turnover ...............................     5.38%       18.26%      49.77%      40.08%      51.36%
                                                                           ========================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
++    Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004      17

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Natural Resources Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Trust offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Equity securities that are held by the Trust that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Trust employs pricing services to provide certain securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.


18      MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

(b) Repurchase agreements -- The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Derivative financial instruments -- The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Trust may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Trust may purchase and write covered call options and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction is less than or greater than the premiums paid or received).

      Written and purchased options are non-income producing investments.

(d) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend dates. Interest income is recognized on the accrual basis.

(g) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions -- Dividends and distributions paid by the Trust are recorded on the ex-dividend dates.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004      19

[LOGO] Merrill Lynch Investment Managers

(i) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee of .60%, on an annual basis, of the average daily value of the Trust's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Trust. There is no increase in the aggregate fees paid by the Trust for these services.

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class A ................................               .25%              --
Class B ................................               .25%             .75%
Class C ................................               .25%             .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Trust. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


20      MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

For the six months ended January 31, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Trust's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                  MLPF&S
--------------------------------------------------------------------------------
Class A ............................               $ 4,499               $53,122
Class I ............................               $    51               $   605
--------------------------------------------------------------------------------

For the six months ended January 31, 2004, MLPF&S received contingent deferred sales charges of $9,818 and $1,530 relating to transactions in Class B and C Shares, respectively.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM or in registered money market funds advised by MLIM or its affiliates. As of January 31, 2004, the Trust lent securities with a value of $1,742,388 to MLPF&S or its affiliates. For the six months ended January 31, 2004, MLIM, LLC received $2,272 in securities lending agent fees.

In addition, MLPF&S received $831 in commissions on the execution of portfolio security transactions for the Trust for the six months ended January 31, 2004.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

For the six months ended January 31, 2004, the Trust reimbursed MLIM $1,296 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2004 were $8,462,003 and $6,663,204, respectively.

Net realized gains (losses) for the six months ended January 31, 2004 and net unrealized gains as of January 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                Gains (Losses)          Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $ 1,981,510         $45,088,274
Foreign currency transactions ...........            (17,492)                181
                                                 -------------------------------
Total ...................................        $ 1,964,018         $45,088,455
                                                 ===============================

As of January 31, 2004, net unrealized appreciation for Federal income tax purposes aggregated $44,944,389, of which $46,435,073 related to appreciated securities and $1,490,684 related to depreciated securities. At January 31, 2004, the aggregate cost of investments for Federal income tax purposes was $109,099,315.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $12,358,249 and $(3,305,952) for the six months ended January 31, 2004 and for the year ended July 31, 2003, respectively.


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004      21

[LOGO] Merrill Lynch Investment Managers

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended January 31, 2004                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            177,413         $ 4,240,395
Automatic conversion of shares .........             47,877           1,125,905
                                                -------------------------------
Total issued ...........................            225,290           5,366,300
Shares redeemed ........................           (242,428)         (5,759,903)
                                                -------------------------------
Net decrease ...........................            (17,138)        $  (393,603)
                                                ===============================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended July 31, 2003                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            138,975         $ 2,830,429
Automatic conversion of shares .........            143,849           2,707,556
                                                -------------------------------
Total issued ...........................            282,824           5,537,985
Shares redeemed ........................           (524,605)        (10,249,796)
                                                -------------------------------
Net decrease ...........................           (241,781)        $(4,711,811)
                                                ===============================

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2004                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            315,341         $ 7,292,217
Automatic conversion of shares .........            (49,301)         (1,125,905)
Shares redeemed ........................           (156,087)         (3,601,704)
                                                -------------------------------
Net increase ...........................            109,953         $ 2,564,608
                                                ===============================

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended July 31, 2003                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            236,318         $ 4,638,243
Automatic conversion of shares .........           (147,051)         (2,707,556)
Shares redeemed ........................           (295,500)         (5,621,269)
                                                -------------------------------
Net decrease ...........................           (206,233)        $(3,690,582)
                                                ===============================

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended January 31, 2004                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            356,311         $ 8,231,700
Shares redeemed ........................            (49,106)         (1,115,821)
                                                -------------------------------
Net increase ...........................            307,205         $ 7,115,879
                                                ===============================

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended July 31, 2003                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            271,682         $ 5,328,467
Shares redeemed ........................           (149,667)         (2,818,647)
                                                -------------------------------
Net increase ...........................            122,015         $ 2,509,820
                                                ===============================

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended January 31, 2004                             Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            404,252         $ 9,361,815
Shares redeemed ........................           (269,161)         (6,290,450)
                                                -------------------------------
Net increase ...........................            135,091         $ 3,071,365
                                                ===============================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended July 31, 2003                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................            827,251         $16,611,867
Shares redeemed ........................           (702,107)        (14,025,246)
                                                -------------------------------
Net increase ...........................            125,144         $ 2,586,621
                                                ===============================

5. Short-Term Borrowings:

The Trust, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Trust did not borrow under the credit agreement during the six months ended January 31, 2004.


22      MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004

Notes to Financial Statements (concluded)

6. Commitments:

At January 31, 2004, the Trust had entered into foreign exchange contracts under which it had agreed to purchase foreign currency with an approximate value of $32,000.

7. Capital Loss Carryforward:

On July 31, 2003, the Trust had a net capital loss carryforward of $11,963,613, of which $7,085,359 expires in 2008 and $4,878,254 expires in 2011. This amount will be available to offset like amounts of any future taxable gains.

Officers and Trustees

Terry K. Glenn, President and Trustee
Donald W. Burton, Trustee
M. Colyer Crum, Trustee
Laurie Simon Hodrick, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Robert C. Doll, Jr., Senior Vice President
Robert M. Shearer, Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


        MERRILL LYNCH NATURAL RESOURCES TRUST           JANUARY 31, 2004      23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Natural Resources Trust
Box 9011
Princeton, NJ
08543-9011

                                                                  #10303 -- 1/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits attached hereto

11(a) - Not Applicable

11(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Natural Resources Trust


        By: /s/ Terry K. Glenn
            ------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Natural Resources Trust

        Date: March 19, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Natural Resources Trust

        Date: March 19, 2004


        By: /s/ Donald C. Burke
            ------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Natural Resources Trust

        Date: March 19, 2004